UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 13, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST IS NO LONGER NECESSARY.

Check here if Amendment /X/; Amendment Number: 1

      This Amendment (Check only one): / /   is a restatement.
                                       /X/   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    300 Crescent Court, Suite 1110
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz  Dallas, Texas, February 14, 2007
-------------------                 -----------------

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                               ------------

Form 13F Information Table Entry Total:                  12
                                               ------------

Form 13F Information Table Value Total:        $     67,971
                                               ------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

          1          28-11175                   Mark E. Schwarz

                                                    FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ARAMARK CORP                  CL B     038521100   9,858    300,000   SH             OTHER          1          0    300,000     0

FAIRCHILD CORP                CL A     303698104     811    311,917   SH             OTHER          1          0    311,917     0

FIDELITY BANKSHARES INC NEW   COM      31604Q107  14,594    374,100   SH             OTHER          1          0    374,100     0

FLAG FINL CORP                COM      33832H107   6,288    251,100   SH             OTHER          1          0    251,100     0

FREESCALE SEMICONDUCTOR INC.  CL B     35687M206     414     10,900   SH             OTHER          1          0     10,900     0

GIANT INDS INC                COM      374508109   1,746     21,500   SH             OTHER          1          0     21,500     0

MCDATA CORP                   CL A     580031201     493    100,000   SH             OTHER          1          0    100,000     0

NCO GROUP INC                 COM      628858102  12,981    495,091   SH             OTHER          1          0    495,091     0

NS GROUP INC                  COM      628916108     355      5,500   SH             OTHER          1          0      5,500     0

RENT WAY INC                  COM      76009U104   5,245    500,000   SH             OTHER          1          0    500,000     0

REPUBLIC COS GROUP INC        COM      760349100  11,458    575,800   SH             OTHER          1          0    575,800     0

TEXAS UTD BANCSHARES INC      COM      882838105   3,728    113,000   SH             OTHER          1          0    113,000     0

